Revenue from contracts with customer - Net System Sales per Technology (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Unit	Dec. 31, 2019 EUR (€) Unit	Dec. 31, 2018 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Net sales	€ 13,978.5	€ 11,820.0	€ 10,944.0
System sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	395	344	338
Net sales	€ 10,316.6	€ 8,996.2	€ 8,259.1
EUV
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	31	26	18
Net sales	€ 4,463.8	€ 2,799.7	€ 1,880.1
ArFi
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	68	82	86
Net sales	€ 3,917.0	€ 4,707.7	€ 4,806.9
ArF dry
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	22	22	16
Net sales	€ 427.0	€ 401.2	€ 274.3
KrF
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	103	65	78
Net sales	€ 1,012.3	€ 679.7	€ 860.1
I-line
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	34	34	26
Net sales	€ 146.4	€ 133.5	€ 98.6
Metrology & Inspection
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	137	115	114
Net sales	€ 350.1	€ 274.4	€ 339.1